Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	FORMULA SYSTEMS (1985) LTD
Entity Central Index Key	0001045986
Trading Symbol	FORTY
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Sep. 30, 2018
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2018